STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					3 Months Ended
	Mar. 24, 2023	Jan. 25, 2023	Dec. 09, 2022	Oct. 18, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Offsetting Assets [Line Items]
Common Stock, Shares Authorized					100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share					$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized					20,000,000		20,000,000
Preferred Stock, Par or Stated Value Per Share					$ 0.0001		$ 0.0001
Proceeds from Issuance of Common Stock					$ 265,000	$ 0
Payments for Repurchase of Common Stock					$ 102,000	$ (0)
Common Stock, Shares, Outstanding					28,226,264		27,699,598
Common Stock, Shares, Issued					28,226,264		27,699,598
Preferred Stock, Shares Outstanding					0		0
Preferred Stock, Shares Issued					0		0
An Investor [Member]
Offsetting Assets [Line Items]
Proceeds from Issuance of Common Stock	$ 265,000		$ 10,000
Stock Issued During Period, Shares, New Issues	530,000		10,000
Stock Repurchased During Period, Shares		3,334
Payments for Repurchase of Common Stock		$ 10,000
Stock Issued For Prepaid Asset [Member]
Offsetting Assets [Line Items]
Stock Issued During Period, Shares, Purchase of Assets				265,000
Stock Issued During Period, Value, Purchase of Assets				$ 92,000
Stock Issued Services [Member]
Offsetting Assets [Line Items]
Stock Issued During Period, Shares, Issued for Services				50,000
Stock Issued During Period, Value, Issued for Services				$ 2,250